Cash Flow Information - Schedule of Amounts Recognized in the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Cash payments for the interest portion of lease liabilities	$ 24.6	$ 22.5
Cash payments for leases not included in the measurement of lease liabilities	47.5	40.1
Cash used in operating activities	72.1	62.6
Net cash used in financing activities	125.0	153.7
Total cash used for leases	$ 197.1	$ 216.3